Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Earnout Liability [Member]
Schedule of Fair Value on a Recurring Basis [Line Items]
Beginning, balance
Liabilities recognized	33,559
Conversion to Class A Common Stock in the Merger
Change in fair value included in net income (loss)	(24,764)
Ending, balance	8,795
PIPE Make-Whole Liability [Member]
Schedule of Fair Value on a Recurring Basis [Line Items]
Beginning, balance
Liabilities recognized	2,071
Conversion to Class A Common Stock in the Merger
Change in fair value included in net income (loss)	2,904
Ending, balance	4,975
Private Warrants and Other Warrants [Member]
Schedule of Fair Value on a Recurring Basis [Line Items]
Beginning, balance
Liabilities recognized	783
Conversion to Class A Common Stock in the Merger
Change in fair value included in net income (loss)	60
Ending, balance	843
SAFEs [Member]
Schedule of Fair Value on a Recurring Basis [Line Items]
Beginning, balance	1,512
Liabilities recognized
Conversion to Class A Common Stock in the Merger	(1,522)
Change in fair value included in net income (loss)	10
Ending, balance			1,512
SAFEs One [Member]
Schedule of Fair Value on a Recurring Basis [Line Items]
Beginning, balance		$ 1,983	$ 1,983
Issuance of SAFEs
Change in fair value included in net income (loss)		50
Ending, balance		$ 2,033